Premises and equipment_Details of premises and equipment (Details) $ in Thousands	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	₩ 2,897,602,000,000		₩ 2,450,492,000,000		₩ 2,477,545,000,000	₩ 2,458,025,000,000
Right-of-use asset	467,114,000,000		435,791,000,000	[1]
Carrying value	3,364,716,000,000	$ 2,911,913	2,450,492,000,000
Land
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,761,159,000,000		1,481,871,000,000		1,487,278,000,000	1,488,745,000,000
Right-of-use asset	0
Carrying value	1,761,159,000,000
Building
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	802,299,000,000		661,912,000,000		680,846,000,000	691,699,000,000
Right-of-use asset	449,878,000,000		416,828,000,000
Carrying value	1,252,177,000,000
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	278,016,000,000		240,013,000,000		180,072,000,000	189,902,000,000
Right-of-use asset	17,236,000,000		18,963,000,000
Carrying value	295,252,000,000
Leasehold improvement
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	54,839,000,000		57,594,000,000		64,787,000,000	68,958,000,000
Right-of-use asset	0
Carrying value	54,839,000,000
Construction in progress
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,287,000,000		9,099,000,000		64,559,000,000	18,717,000,000
Right-of-use asset	0
Carrying value	1,287,000,000
Structures
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	2,000,000		₩ 3,000,000		₩ 3,000,000	₩ 4,000,000
Right-of-use asset	0
Carrying value	₩ 2,000,000

[1]	The differences have occurred due to prepaid, unpaid lease payment, transfer, etc. and there is no effect on retained earnings.